VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—7.9%
Health Care—4.8%
1Life Healthcare, Inc. 3.000%, 6/15/25	$ 2,722	$ 2,634
Information Technology—3.1%
Avalara, Inc. 0.250%, 8/1/26	1,750	1,692
Total Convertible Bonds and Notes (Identified Cost $4,380)		4,326

Corporate Bonds and Notes—70.5%
Communication Services—18.4%
Allen Media LLC 144A 10.500%, 2/15/28(1)	451	223
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	1,456	1,055
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	1,969	1,722
Getty Images, Inc. 144A 9.750%, 3/1/27(1)	1,769	1,756
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,313	906
TEGNA, Inc.
4.625%, 3/15/28	161	149
5.000%, 9/15/29	1,864	1,716
Twitter, Inc.
144A 3.875%, 12/15/27(1)(2)	1,785	1,674
144A 5.000%, 3/1/30(1)	423	405
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	732	425
		10,031

Consumer Discretionary—9.8%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)	497	475
144A 6.375%, 5/1/25(1)	455	446
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	1,585	1,706
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	426	402
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	2,369	2,339
		5,368

Consumer Staples—3.0%
TreeHouse Foods, Inc. 4.000%, 9/1/28	1,482	1,182
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	472	438
		1,620

Energy—3.8%
Exterran Energy Solutions LP 8.125%, 5/1/25	2,042	2,068
	Par Value	Value

Financials—9.7%
FXI Holdings, Inc. 144A 12.250%, 11/15/26(1)	$ 1,094	$ 866
Genesis Energy LP 5.625%, 6/15/24(3)	173	162
Latam Finance Ltd. 144A 7.000%, 3/1/26(1)(4)	2,072	1,989
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)	392	357
Nielsen Finance LLC 144A 5.625%, 10/1/28(1)	1,901	1,887
		5,261

Health Care—0.6%
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	325	323
Industrials—3.9%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	255	235
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	895	839
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)	764	745
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	439	304
		2,123

Information Technology—12.2%
HP, Inc. 144A 4.750%, 3/1/29(1)	2,144	2,155
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	2,240	2,195
Switch Ltd.
144A 3.750%, 9/15/28(1)	2,299	2,285
144A 4.125%, 6/15/29(1)	31	31
		6,666

Materials—5.6%
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	1,694	1,490
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(1)	1,608	1,564
		3,054

Real Estate—3.5%
iStar, Inc.
4.750%, 10/1/24	643	634
4.250%, 8/1/25	1,295	1,256
		1,890

Total Corporate Bonds and Notes (Identified Cost $41,574)		38,404

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Leveraged Loans—3.9%
Consumer Non-Durables—0.7%
Claire’s Stores, Inc. Tranche B (1 month LIBOR + 6.500%) 9.615%, 12/18/26(5)	$ 408	$ 387
Health Care—0.7%
Mallinckrodt International Finance S.A. 2017 (3 month LIBOR + 5.250%) 8.733%, 9/30/27(5)	472	379
Media / Telecom - Diversified Media—2.2%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(4)(5)(6)	24	—(7)
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 10.553%, 5/13/27(5)	1,400	1,197
		1,197

Service—0.3%
Watts Guerra LLP 8.000%, 10/7/23(6)	161	164
Total Leveraged Loans (Identified Cost $2,363)		2,127

	Shares
Closed End Fund—0.2%
Equity Fund—0.2%
Franklin Universal Trust	15,487	98
Total Closed End Fund (Identified Cost $129)		98

Preferred Stocks—1.4%
Consumer Discretionary—0.6%
Fossil Group, Inc., 7.000%	20,031	331
Financials—0.1%
Federal Home Loan Mortgage Corp., 8.375%(5)	14,563	49
Federal National Mortgage Association, 8.250%(5)	2,889	10
		59

Industrials—0.7%
Babcock & Wilcox Enterprises, Inc., 6.500%	16,450	393
Total Preferred Stocks (Identified Cost $959)		783

Common Stocks—0.0%
Consumer Discretionary—0.0%
Cazoo Group Ltd.(8)	1,894	1
Consumer Staples—0.0%
TPCO Holding Corp.(8)	2,663	2
	Shares	Value

Industrials—0.0%
Microvast Holdings, Inc.(8)	5,000	$ 9
Total Common Stocks (Identified Cost $67)		12

Rights—0.0%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(6)(8)	625	—(7)
Total Rights (Identified Cost $—)		—

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc.(8)	1,000	—(7)
Consumer Discretionary—0.0%
Cazoo Group Ltd(8)	2,946	—(7)
Grove Collaborative Holdings(8)	983	—(7)
		—

Financials—0.0%
26 Capital Acquisition Corp.(8)	1,000	1
Accelerate Acquisition Corp.(8)	1,600	—(7)
Arrowroot Acquisition Corp.(8)	992	—(7)
Austerlitz Acquisition Corp. I(8)	1,157	—(7)
Avanti Acquisition Corp.(8)	2,149	—(7)
CF Acquisition Corp. VIII(8)	1,227	—(7)
Colonnade Acquisition Corp. II(8)	956	—(7)
Compute Health Acquisition Corp. Class A(8)	1,754	—(7)
COVA Acquisition Corp. Class A(8)	2,800	—(7)
Deep Lake Capital Acquisition Corp.(8)	2,600	—(7)
Fortress Capital Acquisition Corp.(8)	1,965	—(7)
FOXO Technologies, Inc.(8)	1,072	—(7)
Frazier Lifesciences Acquisition Corp.(8)	3,067	3
G Squared Ascend I, Inc.(8)	1,150	—(7)
GCM Grosvenor, Inc. Class A(8)	4,103	3
Goal Acquisitions Corp.(8)	10,907	1
Golden Falcon Acquisition Corp.(8)	4,818	—(7)
Healthcare Services Acquisition Corp.(8)	3,750	—(7)
InterPrivate II Acquisition Corp. Class A(8)	458	—(7)
Jack Creek Investment Corp. Class A(8)	2,200	1
KKR Acquisition Holdings I Corp. Class A(8)	377	—(7)
KL Acquisition Corp.(8)	3,890	—(7)
KludeIn I Acquisition Corp.(8)	2,500	—(7)
Longview Acquisition Corp. II(8)	738	—(7)
Marlin Technology Corp.(8)	1,733	—(7)
Moneylion, Inc.(8)	3,781	1
Pioneer Merger Corp.(8)	751	—(7)
Pontem Corp.(8)	2,585	—(7)
Prospector Capital Corp.(8)	3,202	—(7)
RMG Acquisition Corp. III(8)	1,120	—(7)
Rocket Internet Growth Opportunities Corp. Class A(8)	1,217	—(7)
ScION Tech Growth I(8)	6,275	—(7)
Screaming Eagle Acquisition Corp. Class A(8)	1,139	—(7)
Senior Connect Acquisition Corp. I(8)	2,291	—(7)
Slam Corp. Class A(8)	394	—(7)
Supernova Partners Acquisition Co. III Ltd(8)	974	—(7)
Thunder Bridge Capital Partners III, Inc.(8)	507	—(7)

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Financials—continued
Tishman Speyer Innovation Corp. II(8)	440	$ —(7)
Tuscan Holdings Corp. II(8)	6,372	1
VectoIQ Acquisition Corp. II(8)	400	—(7)
		11

Health Care—0.0%
Biote Corp.(8)	291	—(7)
Pear Therapeutics, Inc.(8)	1,433	—(7)
Quantum-Si, Inc.(8)	3,333	2
Talkspace, Inc.(8)	9,468	3
		5

Industrials—0.0%
Amprius Technologies, Inc.(8)	3,369	1
Berkshire Grey, Inc.(8)	311	—(7)
		1

Information Technology—0.0%
Embark Technology, Inc.(8)	1,533	—(7)
Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(8)	940	1
Total Warrants (Identified Cost $121)		18

	Shares/Units
Special Purpose Acquisition Companies—7.1%
26 Capital Acquisition Corp. Class A(8)	7,260	72
5:01 Acquisition Corp. Class A(8)	1,929	19
Alpha Partners Technology Merger Corp. Class A(8)	1,697	17
AltEnergy Acquisition Corp.(8)	487	5
Altimar Acquisition Corp. III(8)	491	5
Andretti Acquisition Corp. Class A(8)	1,775	18
Anzu Special Acquisition Corp. I(8)	2,341	23
Ares Acquisition Corp.(8)	4,300	43
Arrowroot Acquisition Corp. Class A(8)	1,984	19
ARYA Sciences Acquisition Corp. IV Class A(8)	3,782	37
Astrea Acquisition Corp. Class A(8)	1,676	16
Athena Consumer Acquisition Corp.(8)	323	3
Atlas Crest Investment Corp. II(8)	5,300	52
Aurora Acquisition Corp. Class A(8)	622	6
Authentic Equity Acquisition Corp.(8)	5,000	50
Belong Acquisition Corp. Class A(8)	479	5
Bilander Acquisition Corp. Class A(8)	1,702	16
Biotech Acquisition Co. Class A(8)	1,685	17
BlueRiver Acquisition Corp.(8)	2,100	21
BOA Acquisition Corp. Class A(8)	1,578	16
Brigade-M3 European Acquisition Corp.(8)	960	9
Bright Lights Acquisition Corp. Class A(8)	3,882	38
Build Acquisition Corp.(8)	721	7
Carney Technology Acquisition Corp. II(8)	1,233	12
Cartesian Growth Corp. Class A(8)	1,343	13
CC Neuberger Principal Holdings III(8)	5,400	54
Chain Bridge I Class A(8)	2,617	26
CIIG Capital Partners II, Inc.(8)	1,202	12
Class Acceleration Corp.(8)	2,100	21
Climate Real Impact Solutions II Acquisition Corp.(8)	1,100	11
	Shares/Units	Value
Climate Real Impact Solutions II Acquisition Corp. Class A(8)	1,547	$ 15
Colonnade Acquisition Corp. II(8)	2	—(7)
Colonnade Acquisition Corp. II Class A(8)	4,780	47
Concord Acquisition Corp. Class A(8)	1,514	15
Concord Acquisition Corp. III Class A(8)	3,231	32
Conyers Park III Acquisition Corp. Class A(8)	1,699	17
Corazon Capital V838 Monoceros Corp. Class A(8)	1,092	11
COVA Acquisition Corp. Class A(8)	5,600	56
D & Z Media Acquisition Corp.(8)	628	6
D & Z Media Acquisition Corp. Class A(8)	735	7
Decarbonization Plus Acquisition Corp. IV Class A(8)	7,624	77
Elliott Opportunity II Corp. Class A(8)	3,090	30
Enphys Acquisition Corp.(8)	45,300	442
Enterprise 4.0 Technology Acquisition Corp.(8)	484	5
ESGEN Acquisition Corp.(8)	565	6
ESM Acquisition Corp.(8)	4,782	47
Eucrates Biomedical Acquisition Corp.(8)	3	—(7)
ExcelFin Acquisition Corp.(8)	486	5
ExcelFin Acquisition Corp. Class A(8)	3,748	38
Fifth Wall Acquisition Corp. III Class A(8)	1,691	17
FinServ Acquisition Corp. II(8)	2,300	23
Fintech Evolution Acquisition Group(8)	1,493	15
Fintech Evolution Acquisition Group Class A(8)	1,503	15
Focus Impact Acquisition Corp. Class A(8)	3,302	33
Fortistar Sustainable Solutions Corp.(8)	1,909	19
Fortress Value Acquisition Corp. III(8)	324	3
Fortress Value Acquisition Corp. IV(8)	1,409	14
Fortress Value Acquisition Corp. IV Class A(8)	340	3
Frazier Lifesciences Acquisition Corp.(8)	2	—(7)
Frazier Lifesciences Acquisition Corp. Class A(8)	9,201	92
FTAC Athena Acquisition Corp. Class A(8)	2,220	22
FTAC Emerald Acquisition Corp.(8)	1,614	16
FTAC Hera Acquisition Corp.(8)	3,000	30
FTAC Zeus Acquisition Corp.(8)	323	3
Fusion Acquisition Corp. II(8)	2,500	25
G Squared Ascend II, Inc.(8)	1,000	10
Gesher I Acquisition Corp.(8)	481	5
Glenfarne Merger Corp. Class A(8)	5,536	54
Goal Acquisitions Corp.(8)	161	2
Gores Holdings VIII, Inc. Class A (8)	19	—(7)
Gores Technology Partners II, Inc. Class A(8)	175	2
Graf Acquisition Corp. IV(8)	717	7
Health Assurance Acquisition Corp. Class A(8)	1,681	17
Hennessy Capital Investment Corp. V(8)	1,800	18
Home Plate Acquisition Corp. Class A(8)	2,773	27
Horizon Acquisition Corp. II Class A(8)	1,536	15
Independence Holdings Corp.(8)	4,615	46
Infinite Acquisition Corp.(8)	404	4
INSU Acquisition Corp. III Class A(8)	1,696	17
InterPrivate II Acquisition Corp.(8)	1	—(7)
InterPrivate II Acquisition Corp. Class A(8)	2,290	23
InterPrivate III Financial Partners, Inc. Class A(8)	2,290	22
InterPrivate IV InfraTech Partners, Inc.(8)	2,291	22
InterPrivate IV InfraTech Partners, Inc. Class A(8)	2,705	27
ION Acquisition Corp. 3 Ltd. Class A(8)	1,554	15
Iris Acquisition Corp.(8)	2,062	20
Jack Creek Investment Corp. Class A(8)	4,400	44
Jaws Hurricane Acquisition Corp. Class A(8)	1,390	14
Jaws Juggernaut Acquisition Corp.(8)	1,047	10
Jaws Mustang Acquisition Corp.(8)	2,000	20
Juniper II Corp.(8)	2,038	20
Juniper II Corp. Class A(8)	2,611	26
Khosla Ventures Acquisition Co. III Class A(8)	1,542	15

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
Kismet Acquisition Three Corp. Class A(8)	1,557	$ 15
L Catterton Asia Acquisition Corp. Class A(8)	1,559	15
Landcadia Holdings IV, Inc. Class A(8)	1,543	15
LDH Growth Corp. I Class A(8)	1,685	17
Liberty Media Acquisition Corp. Class A(8)	7,757	77
Live Oak Crestview Climate Acquisition Corp.(8)	1,531	15
Live Oak Mobility Acquisition Corp. Class A(8)	809	8
Longview Acquisition Corp. II Class A(8)	3,690	36
M3-Brigade Acquisition II Corp. Class A(8)	1,524	15
Macondray Capital Acquisition Corp. I Class A(8)	3,046	31
Magnum Opus Acquisition Ltd. Class A(8)	1,529	15
Mason Industrial Technology, Inc.(8)	4,330	42
MedTech Acquisition Corp. Class A(8)	1,349	13
Motive Capital Corp. II(8)	3,315	33
Mount Rainier Acquisition Corp.(8)	5,150	52
Newbury Street Acquisition Corp.(8)	4,871	48
Newcourt Acquisition Corp.(8)	1,467	15
Newcourt Acquisition Corp. Class A(8)	692	7
NewHold Investment Corp. II Class A(8)	2,405	24
Noble Rock Acquisition Corp.(8)	4,313	43
Noble Rock Acquisition Corp. Class A(8)	2,803	28
North Atlantic Acquisition Corp. Class A(8)	8,867	88
North Mountain Merger Corp. Class A(8)	1,670	17
Northern Genesis Acquisition Corp. III Class A(8)	1,552	15
Northern Star Investment Corp. II Class A(8)	2,200	22
Patria Latin American Opportunity Acquisition Corp.(8)	348	4
Peridot Acquisition Corp. II(8)	3,846	38
Peridot Acquisition Corp. II Class A(8)	1,556	15
Phoenix Biotech Acquisition Corp.(8)	480	5
Pioneer Merger Corp. Class A(8)	2,253	22
Pivotal Investment Corp. III(8)	2,200	22
Post Holdings Partnering Corp. Class A(8)	2,294	22
Progress Acquisition Corp.(8)	615	6
Project Energy Reimagined Acquisition Corp.(8)	4,177	41
PROOF Acquisition Corp. I(8)	1,296	13
Property Solutions Acquisition Corp. II(8)	2,293	22
PropTech Investment Corp. II Class A(8)	501	5
Pyrophyte Acquisition Corp.(8)	652	7
RMG Acquisition Corp. III Class A(8)	1,700	17
Ross Acquisition Corp. II(8)	4,228	42
Screaming Eagle Acquisition Corp. Class A(8)	3,417	33
Seaport Calibre Materials Acquisition Corp.(8)	1,725	17
Semper Paratus Acquisition Corp.(8)	651	7
Semper Paratus Acquisition Corp. Class A(8)	2,144	22
Shelter Acquisition Corp. I(8)	4,500	45
Simon Property Group Acquisition Holdings, Inc. Class A(8)	2,295	23
Slam Corp. Class A(8)	1,698	17
Soar Technology Acquisition Corp.(8)	299	3
Soar Technology Acquisition Corp. Class A(8)	104	1
Social Capital Hedosophia Holdings Corp. IV Class A(8)	10,937	109
Sound Point Acquisition Corp. I Ltd.(8)	428	4
Sustainable Development Acquisition I Corp.(8)	5,000	49
SVF Investment Corp. Class A(8)	1,370	14
Target Global Acquisition I Corp.(8)	1,442	14
Thunder Bridge Capital Partners III, Inc. Class A(8)	2,535	25
Tio Tech A Class A(8)	2,512	25
Tishman Speyer Innovation Corp. II Class A(8)	2,200	22
Twelve Seas Investment Co. II(8)	904	9
TZP Strategies Acquisition Corp.(8)	5,434	54
VectoIQ Acquisition Corp. II Class A(8)	2,000	20
Viscogliosi Brothers Acquisition Corp.(8)	569	6
Warburg Pincus Capital Corp. I Class A(8)	1,541	15
	Shares/Units	Value
Z-Work Acquisition Corp. Class A(8)	1,154	$ 11
Total Special Purpose Acquisition Companies (Identified Cost $3,886)		3,883

	Shares
Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $82)		147

Private Investments in Public Equity—0.0%
MarketWise, Inc.(8)	1,083	2
Total Private Investments in Public Equity (Identified Cost $11)		2

Escrow Notes—1.6%
Information Technology—1.6%
Altaba, Inc. Escrow(8)	225,250	856
Total Escrow Notes (Identified Cost $757)		856

Total Long-Term Investments—92.9% (Identified Cost $54,329)		50,656

Short-Term Investments—5.7%
Money Market Mutual Funds—5.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 2.901%)(9)	1,207,646	1,208
Total Short-Term Investments (Identified Cost $3,108)		3,108

Securities Lending Collateral—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(9)(10)	1,264,880	1,265
Total Securities Lending Collateral (Identified Cost $1,265)		1,265

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—100.9% (Identified Cost $58,702)		55,029

Securities Sold Short—(0.7)%

	Par Value
U.S. Government Security—(0.7)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (398)	(380)
Total Securities Sold Short (Identified Proceeds $(407))		(380)

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $24)	$ (29)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—100.2% (Identified Cost $58,271)	$54,620
Other assets and liabilities, net—(0.2)%	(98)
NET ASSETS—100.0%	$54,522

Abbreviations:
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $31,237 or 57.3% of net assets.
(2)	All or a portion of security is on loan.
(3)	All or a portion of the shares have been committed as collateral for open written option contracts and swap contracts. The value of securities segregated as collateral is $162.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Country Weightings†
United States	86%
Cayman Islands	9
Luxembourg	5
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2022.
Open purchased options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	120	$864	$72.00	10/21/22	$21
iShares iBoxx High Yield Corporate Bond ETF	315	2,363	75.00	10/21/22	126
Total Purchased Options					$147
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(315)	$(2,205)	$70.00	10/21/22	$(26)
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Open written options contracts as of September 30, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
iShares iBoxx High Yield Corporate Bond ETF	(120)	$(804)	$67.00	10/21/22	$(3)
Total Written Options					$(29)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
10X Capital Venture Acquisition Corp. II	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/23/23	$53	$— (3)	$— (3)	$—
Accelerate Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	09/04/23	47	— (3)	— (3)	—
Adit Edtech Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/30/23	35	— (3)	— (3)	—
Afternext Healthtech Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	04/04/23	257	3	3	—
Apollo Tactical Income Fund, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/04/23	462	(89)	—	(89)
Ares Dynamic Credit Allocation Fund, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/04/23	217	(44)	—	(44)
Avanti Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/27/23	137	3	3	—
Blackrock Debt Strategies Fund, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/04/23	222	(36)	—	(36)
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	02/20/23	20	(4)	—	(4)
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	02/27/23	10	(2)	—	(2)
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	03/03/23	10	(1)	—	(1)
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	10/23/23	33	(1)	—	(1)
Catalyst Partners Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/17/23	429	7	7	—
Cazoo Group Ltd.	Receive	(15.020)% ((18.000)% + SOFR )	1 Month	GS	12/26/22	24	(23)	—	(23)
Churchill Capital Corp VII	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/23/23	33	— (3)	— (3)	—
Ciig Capital Partners II, Inc.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	417	3	3	—
Compute Health Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/02/23	69	— (3)	— (3)	—
Concord Acquisition Corp II	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	428	(—) (3)	—	(— ) (3)
Conx Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	09/04/23	43	— (3)	— (3)	—
Deep Lake Capital Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	08/18/23	51	1	1	—
Diamondhead Holdings Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	05/18/23	109	— (3)	— (3)	—
DMY Technology Group Inc VI	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	414	8	8	—
Doubleline Income Solutions Fund	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/04/23	218	(56)	—	(56)
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Dragoneer Growth Opportunities Corp. III	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/17/23	$440	$2	$2	$—
Elliott Opportunity II Corp.	Pay	4.190% (1.210% + SOFR )	1 Month	GS	12/09/22	54	(1)	—	(1)
Far Peak Acquisition Corp.	Pay	4.190% (1.210% + SOFR )	1 Month	GS	11/21/22	71	(1)	—	(1)
Fat Projects Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/23/23	49	(—) (3)	—	(— ) (3)
Fintech Acquisition Corp VI	Pay	4.190% (1.210% + SOFR )	1 Month	GS	12/08/22	101	(1)	—	(1)
First Trust Senior Floating Rate Income Fund II	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/04/23	236	(39)	—	(39)
Fortress Capital Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	08/14/23	97	1	1	—
Fortress Value Acquisition Corp III	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/17/23	430	6	6	—
FTAC Parnassus Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/17/23	428	5	5	—
G Squared Ascend I, Inc.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/09/23	72	— (3)	— (3)	—
Goal Acquisitions Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	08/08/23	107	— (3)	— (3)	—
Golden Falcon Acquisition Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	06/27/23	95	1	1	—
Gores Holdings VII, Inc.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	413	5	5	—
Gores Technology Partners, Inc.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	419	2	2	—
Healthcare Services Acquisition Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	06/27/23	74	1	1	—
Hennessy Capital Investment Corp VI	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/02/23	212	2	2	—
Hudson Executive Investment Corp II	Pay	4.190% (1.210% + SOFR )	1 Month	GS	12/09/22	55	(1)	—	(1)
Invesco Dynamic	Pay	4.170% (1.10% + OBFR)	1 Month	GS	02/24/23	5	(—) (3)	—	(— ) (3)
Invesco Dynamic	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	12/19/22	38	(1)	—	(1)
Invesco Dynamic	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	10/19/23	—(3)	3	3	—
Invesco Senior Income Trust	Pay	3.510% (0.440% + OBFR)	3 Month	JPM	02/13/23	288	(47)	—	(47)
Invesco Senior Income Trust	Pay	3.510% (0.440% + OBFR)	3 Month	JPM	02/20/23	20	(3)	—	(3)
Invesco Senior Income Trust	Pay	3.510% (0.440% + OBFR)	3 Month	JPM	02/27/23	16	(2)	—	(2)
Invesco Senior Income Trust	Pay	3.510% (0.440% + OBFR)	3 Month	JPM	02/24/23	226	(28)	—	(28)
Invesco Senior Income Trust	Pay	3.510% (0.440% + OBFR)	3 Month	JPM	10/23/23	49	— (3)	— (3)	—
Jaws Juggernaut Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	419	4	4	—
Kairos Acquisition Corp.	Pay	4.190% (1.210% + SOFR )	1 Month	GS	11/21/22	99	(1)	—	(1)
Kensington Capital Acquisition Corp. V	Pay	4.190% (1.210% + SOFR )	1 Month	GS	12/29/22	76	(3)	—	(3)
Khosla Ventures Acquisition Co.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	425	4	4	—
KKR Acquisition Holdings I Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/02/23	82	— (3)	— (3)	—
Kl Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	06/23/23	114	1	1	—
Lerer Hippeau Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	09/04/23	45	(—) (3)	—	(— ) (3)
Marlin Technology Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	08/22/23	51	— (3)	— (3)	—
Medicus Sciences Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	05/04/23	108	1	1	—
Music Acquisition Corp.(The)	Pay	4.190% (1.210% + SOFR )	1 Month	GS	12/09/22	54	(1)	—	(1)
New Vista Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	05/04/23	109	— (3)	— (3)	—
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Nuveen Credit Strategies Income Fund	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/04/23	$457	$(72)	$—	$(72)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	4.280% (1.210% + OBFR)	1 Month	GS	06/26/23	79	(12)	—	(12)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	10/23/23	7	(—) (3)	—	(— ) (3)
Omega Alpha SPAC	Pay	4.280% (1.210% + OBFR)	1 Month	GS	08/18/23	48	— (3)	— (3)	—
One Equity Partners Open Water I Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/28/23	158	— (3)	— (3)	—
Pershing Square Escrow	Pay	4.280% (1.210% + OBFR)	1 Month	GS	08/28/23	—	1	1	—
Pontem Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	06/27/23	76	1	1	—
Prospector Capital Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	06/27/23	94	1	1	—
Quantum-Si, Inc.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	06/23/23	33	(10)	—	(10)
Revolution Healthcare Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/17/23	445	5	5	—
RMG Acquisition Corp. III	Pay	4.280% (1.210% + OBFR)	1 Month	GS	08/29/23	55	1	1	—
Rocket Internet Growth Opportunities Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/23/23	48	— (3)	— (3)	—
Saba Capital Income & Opportunities Fund	Pay	4.280% (1.210% + OBFR)	1 Month	GS	06/23/23	217	(8)	—	(8)
Saba Capital Income & Opportunities Fund	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	06/23/23	3	(—) (3)	—	(— ) (3)
ScION Tech Growth II	Pay	4.190% (1.210% + SOFR )	1 Month	GS	12/09/22	56	— (3)	— (3)	—
SCP & Co Healthcare Acquisition Co.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/28/23	158	(1)	—	(1)
Senior Connect Acquisition Corp I	Pay	4.280% (1.210% + OBFR)	1 Month	GS	09/04/23	45	— (3)	— (3)	—
Social Capital Suvretta Holdings Corp. II	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	409	6	6	—
Supernova Partners Acquisition Co. III Ltd.	Pay	4.190% (1.210% + SOFR )	1 Month	GS	12/29/22	474	8	8	—
SVF Investment Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	422	8	8	—
TCV Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/23/23	53	(—) (3)	—	(— ) (3)
Thrive Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/23/23	42	— (3)	— (3)	—
TLGY Acquisition Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/23/23	43	— (3)	— (3)	—
Tortoiseecofin Acquisition Corp. III	Pay	4.280% (1.210% + OBFR)	1 Month	GS	10/02/23	79	1	1	—
TPG Pace Beneficial II Corp.	Pay	4.280% (1.210% + OBFR)	1 Month	GS	03/23/23	414	— (3)	— (3)	—
VY Global Growth	Pay	4.280% (1.210% + OBFR)	1 Month	GS	09/04/23	44	— (3)	— (3)	—
							(393)	95	(488)
Total							$(393)	$95	$(488)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$38,404	$—	$38,404	$—
Leveraged Loans	2,127	—	1,963	164
Convertible Bonds and Notes	4,326	—	4,326	—
Equity Securities:
Preferred Stocks	783	783	—	—
Closed End Fund	98	98	—	—
Escrow Notes	856	—	856	—
Special Purpose Acquisition Companies	3,883	3,883	—	—
Warrants	18	18	—	—
Private Investments in Public Equity	2	2	—	—
Rights	—(1)	—	—	—(1)
Common Stocks	12	12	—	—
Money Market Mutual Funds	3,108	3,108	—	—
Securities Lending Collateral	1,265	1,265	—	—
Other Financial Instruments:*
Purchased Options	147	147	—	—
Over-the-Counter Total Return Swaps	95	—	95	—
Total Investments, Before Securities Sold Short and Written Options	55,124	9,316	45,644	164
Liabilities:
Securities Sold Short:
U.S. Government Security	(380)	—	(380)	—
Other Financial Instruments:*
Written Options	(29)	(29)	—	—
Over-the-Counter Total Return Swaps	(488)	—	(488)	—
Total Liabilities	(897)	(29)	(868)	—
Total Investments, Net of Securities Sold Short and Written Options	$54,227	$9,287	$44,776	$164

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $9 was transferred from Level 3 to Level 1 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Common Stocks
Investments in Securities
Balance as of December 31, 2021:	$ 352	$ 325	$ —(a)	$ 27
Accrued discount/(premium)	1	1	—	—
Net realized gain (loss)	—(b)	—(b)	—	—
Net change in unrealized appreciation (depreciation)(c)	(12)	6	—	(18)
Sales(d)	(168)	(168)	—	—
Transfers from Level 3(e)	(9)	—	—	(9)
Balance as of September 30, 2022	$ 164	$ 164	$ —(a)	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
(c) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $(12).
(d) Includes paydowns on securities.
(e)“Transfers into and/or from” represent the ending value as of September 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.